Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: April 10, 2024

Payment Date	4/15/2024
Collection Period Start	3/1/2024
Collection Period End	3/31/2024
Interest Period Start	3/15/2024
Interest Period End	4/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$269,768,873.43	$31,018,368.39	$238,750,505.04	0.469889	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$884,148,873.43	$31,018,368.39	$853,130,505.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$973,183,297.43	$938,770,346.75	0.627630
YSOC Amount	$85,643,222.62	$82,248,640.33
Adjusted Pool Balance	$887,540,074.81	$856,521,706.42
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$269,768,873.43	5.20000%	30/360	$1,168,998.45
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$884,148,873.43			$3,677,717.78

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$973,183,297.43	$938,770,346.75
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$887,540,074.81	$856,521,706.42
Number of Receivables Outstanding	49,274	48,515
Weighted Average Contract Rate	3.91%	3.91%
Weighted Average Remaining Term (months)	46.7	45.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,028,553.65
Principal Collections	$34,110,963.38
Liquidation Proceeds	$186,468.18
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,325,985.21
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,325,985.21

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$810,986.08	$810,986.08	$—	$—	$36,514,999.13
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,514,999.13
Interest - Class A-2 Notes	$1,168,998.45	$1,168,998.45	$—	$—	$35,346,000.68
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$33,418,292.35
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$33,026,782.35
First Allocation of Principal	$—	$—	$—	$—	$33,026,782.35
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$32,969,491.35
Second Allocation of Principal	$507,167.01	$507,167.01	$—	$—	$32,462,324.34
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,401,756.34
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,841,756.34
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,770,114.34
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,210,114.34
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,210,114.34
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,818,912.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,818,912.96
Remaining Funds to Certificates	$1,818,912.96	$1,818,912.96	$—	$—	$—
Total	$37,325,985.21	$37,325,985.21	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$85,643,222.62
Increase/(Decrease)	$(3,394,582.29)
Ending YSOC Amount	$82,248,640.33

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$887,540,074.81	$856,521,706.42
Note Balance	$884,148,873.43	$853,130,505.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	27	$301,987.30
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	117	$186,468.18
Monthly Net Losses (Liquidation Proceeds)			$115,519.12
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.46%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.26%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.24%
Cumulative Net Losses for All Periods			$3,003,885.01
Cumulative Net Loss Ratio			0.20%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	85	$2,002,076.58
60-89 Days Delinquent	0.09%	35	$858,015.32
90-119 Days Delinquent	0.01%	5	$135,627.97
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	125	$2,995,719.87

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$89,182.61
Total Repossessed Inventory		8	$195,178.69

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		40	$993,643.29
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.11%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.06%	24	0.05%